Revenues - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue By Geographical Area [Line Items]
Revenue	$ 17,311	$ 18,757	$ 13,682
Argentina [member]
Revenue By Geographical Area [Line Items]
Revenue	15,399	16,420	12,074
Mercosur and associates countries [member]
Revenue By Geographical Area [Line Items]
Revenue	1,309	1,107	668
Europe [member]
Revenue By Geographical Area [Line Items]
Revenue	171	414	253
Rest of the world [member]
Revenue By Geographical Area [Line Items]
Revenue	$ 432	$ 816	$ 687